COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Operating Lease [Member]
Operating Leases, Future Minimum Payments Due	$ 1.3
Plasma [Member]
Purchase commitment amount	8.7
Capital Addition Purchase Commitments [Member]
Purchase commitment amount	$ 12.9